PROPERTY AND EQUIPMENT (Details)		3 Months Ended		12 Months Ended
	Feb. 26, 2013 USD ($) a ft²	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Land and Building [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Area of Land (in Acres) | a	1.1
Area of Real Estate Property (in Square Feet) | ft²	10,000
Property, Plant and Equipment, Additions	$ 792,758
Mortgage note payable, land and building [Member] | London Interbank Offered Rate (LIBOR) [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Mortgage note payable, land and building [Member]
PROPERTY AND EQUIPMENT (Details) [Line Items]
Debt Instrument, Term	5 years
Debt Instrument, Face Amount	$ 546,000
Depreciation		$ 84,956	$ 21,604	$ 184,072	$ 79,002